OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME
Schedule of other income by function

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Gain due to disposal of Property, plant and equipment	1,665,503	222,898	754,338
Recovery PIS credit and COFINS Brazil(1)	2,816,267	20,454,256	—
Income from construction contract compensation	2,836,127	—	—
Supplier compensation (2)	5,298,437	—	—
Other	766,123	802,707	556,151
Total	13,382,457	21,479,861	1,310,489
(1)	See Note 6 (2) for more information on the recovery.
(2)	Compensation for overpricing in the purchase of raw materials.